Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
In-process research and development	$ 736,325	$ 736,325
Net operating loss carry forward	5,807,112	4,759,727
R&D credit	310,682	211,461
Share-based compensation	33,943	9,424
Other	2,607	5,825
Deferred tax assets gross	6,890,669	5,722,762
Less: valuation allowance	(6,890,669)	(5,722,762)
Deferred tax assets, net	$ 0	$ 0